REVENUE (Details) - Schedule of detail of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 4,884,015	$ 3,923,667	$ 10,070,063
Passengers [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	3,342,381	2,713,774	9,005,629
Cargo [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 1,541,634	$ 1,209,893	$ 1,064,434